Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 29, 2012
GoodHaven Fund (Prospectus Summary) | GoodHaven Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GoodHaven Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The GoodHaven Fund (the "Fund") seeks to achieve long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect the Fund's performance. During the most recent fiscal period of April 8, 2011 through
November 30, 2011, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund's investment advisor, GoodHaven Capital
Management, LLC ("GoodHaven" or the "Advisor") attempts to achieve the Fund's investment objective by investing in a focused portfolio of equity securities.
When selecting such equity investments, the Advisor looks for certain attractive corporate characteristics, such as, relatively high free cash flow yields, strong balance sheets, products or services that satisfy basic human needs, potential for long-term growth, and managers that have demonstrated skill in capital allocation and who have a significant ownership interest, although no particular characteristic is required for any specific investment. From time to time, the
Fund may also hold significant fixed-income investments or cash holdings.

To help identify appropriate fixed income investments, the Advisor generally looks for securities issuers that are the subject of adverse publicity or stressed industry conditions whose securities have declined in price despite reasonable future financial prospects as well as at issuers undergoing reorganization or bankruptcy where outstanding fixed-income securities may ultimately receive cash, new fixed-income securities, or an equity interest in a reorganized company. In addition, the Advisor may purchase short-dated fixed income investments whose issuers are not stressed in lieu of holding large amounts of cash.

The proportion of the Fund's assets invested in each type of asset class will vary from time to time based upon the Advisor's assessment of the merits of specific security investments as well as general market and economic conditions.
Although the Fund's focus is long-term, the Fund expects to shift from time to time among various asset classes and market sectors. The Fund may also invest in companies of any size market capitalization. At any given time, the Fund may invest up to 100% of its assets in foreign securities and up to 50% of its net assets in emerging market securities. The Fund is non-diversified, meaning that the Fund will invest a greater percentage of its assets in significantly fewer securities than a diversified fund.

The equity securities in which the Fund primarily invests include common and preferred stock (including convertible preferred stock). However, the Fund may also invest in equity securities such as partnership interests, business trust shares, interests in real estate investment trusts ("REITs"), rights and warrants to subscribe for the purchase of equity securities and American
Depositary Receipts ("ADRs") or similar securities. The fixed-income securities in which the Fund may invest, include U.S. corporate debt securities,
non-U.S. corporate debt securities, bank debt (including bank loans and participations), municipal debt securities, U.S. government and agency debt securities, short-term debt obligations of foreign governments and foreign money-market instruments. The Fund typically invests in fixed-income securities to benefit from prevailing yields that the Advisor's fundamental research indicates are higher than warranted, without focusing on the coupon, duration or maturity of a particular issue or credit rating of that issuer.

The Fund may also invest in "special situations." Special situations occur when the securities of a company or other entity are expected to appreciate within a reasonable time due to entity-specific developments rather than general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to:

                · liquidations      · mergers
                · reorganizations   · management changes
                · recapitalizations · technological developments

The Advisor may sell a security for a variety of reasons, including without limitation: (1) a security subsequently fails to meet the Advisor's initial investment criteria; (2) an issuer-specific event, such as a proposed or completed acquisition or recapitalization changes the fundamental appeal of the company; (3) upon analysis, a new security is judged more attractive than a current holding; (4)  a change in view with respect to company, industry or general market conditions; or (5) the need to meet investor redemptions of Fund shares.
Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There is the risk that you could lose all or a portion of your investment in the
Fund. The following risks could affect the value of your investment in the Fund:

·  General Market Risk. The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

·  Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in price.

·  Interest Rate Risk. Interest rates may rise resulting in a decrease in the value of the securities held by the Fund.

·  Credit Risk. If issuers of fixed income securities in which the Fund invests experience unanticipated financial problems, their securities are likely to decline in value.

·  High Yield Securities/Junk Bond Risk. The value of fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, decreased liquidity of the security, and changes in value based on public perception of the issuer.

·  Municipal Securities Risk. Securities issued by governmental entities on behalf of political subdivisions, agencies, other municipal entities, or private parties may decline as a result of a weakened capacity to make principal and interest payments under certain economic conditions or other circumstances. Moreover, a change to the tax treatment of municipal securities under Federal law could have an adverse impact on prices of these securities.

·  REIT Risk. REITs may be subject to certain risks associated with the direct ownership of real property, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses and variations in rental income.

·  Small- and Medium-Sized Companies Risk. Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

·  Foreign Securities and Emerging Markets Risk. Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices. These risks are enhanced in emerging markets.

·  Currency Risk. Fluctuations in currency exchange rates and currency transfer restitution may adversely affect the value of the Fund's investments in foreign securities, which are denominated or quoted in currencies other than the U.S. dollar.

·  Bank Debt Risk. Investments in bank debt involve credit risk, interest rate risk, liquidity risk and other risks, including the risk that any loan collateral may become impaired or that the Fund may obtain less than the full value for the loan interests when sold.

·  Special Situations Risk. Investments in special situations may involve greater risks when compared to the Fund's other strategies due to a variety of factors. Mergers, reorganizations, liquidations or recapitalizations may not be completed on the terms originally contemplated, or may fail. Expected developments may not occur in a timely manner, or at all.

·  Non-Diversification Risk. The Fund is non-diversified for purposes of the
   Investment Company Act of 1940, as amended (the "1940 Act"). To the extent that the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

·  Management Risk. The Advisor may fail to implement the Fund's investment strategies and meet its investment objective.

·  Limited History. The Fund has a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.
Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"). To the extent that the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	Because the Fund commenced operations on April 8, 2011, it does not have a full calendar year of performance to compare against a broad measure of market performance. Accordingly, performance information is not provided at this time.
Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Fund commenced operations on April 8, 2011, it does not have a full calendar year of performance to compare against a broad measure of market performance.
GoodHaven Fund (Prospectus Summary) | GoodHaven Fund | GoodHaven Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	350
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	606
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,340

[1]	Other Expenses include all of the Fund's customary day-to-day expenses such as custodial, transfer agency, administration, legal and audit fees. Other Expenses may include acquired fund fees and expenses, if any. Other Expenses do not include (a) any charges associated with the execution of portfolio transactions, such as brokerage commissions, transaction charges or other transaction-related expenses (such as stamp taxes), (b) taxes, if any, imposed on the Fund, (c) interest, if any, on any Fund borrowings or (d) extraordinary Fund legal expenses incurred outside of the normal operation of the Fund, such as legal fees, arbitration fees, or related expenses in connection with any actual or threatened arbitration, mediation, or litigation.